Materials and services expenses	12 Months Ended
Dec. 31, 2022
Material income and expense [abstract]
Materials and services expenses
22.	Materials and services expenses
The Group’s materials and services expenses are primarily costs related to independent contractors and vehicle operation expenses. Vehicle operation expenses consists primarily of fuel costs, repairs and maintenance, insurance, permits and operating supplies.

	2022	2021
Independent contractors	3,394,544	2,911,393
Vehicle operation expenses	1,197,647	904,060
	4,592,191	3,815,453